Fair Value Measurements and Derivative Instruments - Fair Value of Financial Instruments by Level (Details) - Embedded Derivative Financial Instruments $ in Millions	Dec. 31, 2017 USD ($) derivative_instruments	Dec. 31, 2016 USD ($) derivative_instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of embedded derivative instruments | derivative_instruments	0	0
Other long-term liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative instruments, liabilities	$ 66	$ 118
Other long-term liabilities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative instruments, liabilities	0	0
Other long-term liabilities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative instruments, liabilities	0	0
Other long-term liabilities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative instruments, liabilities	$ 66	$ 118